Consolidated statements of comprehensive income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income/(loss)	€ 17,161	€ (21,489)	€ (13,049)
Other comprehensive income/(loss)
Currency translation adjustments	151	91	(201)
Total other comprehensive income/(loss)	151	91	(201)
Comprehensive income/(loss)	17,312	(21,398)	(13,250)
Less: Comprehensive loss attributable to noncontrolling interests	0	0	568
Comprehensive income/(loss) attributable to trivago N.V.	€ 17,312	€ (21,398)	€ (12,682)